CONTRACTS AND COMMITMENTS (Details) - 12 months ended Mar. 31, 2023 $ in Thousands, $ in Thousands	CAD ($)	USD ($)
COMMITMENTS [Line Items]
Contractual commitments	$ 12,074
Expected payment period for contractual commitment	12 months
Other contingent liabilities [member]
COMMITMENTS [Line Items]
Contractual commitments	$ 12,857	$ 9,500